Note 9 - Shareholders' Equity (Details) (USD $)	0 Months Ended	1 Months Ended						3 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended			14 Months Ended				12 Months Ended					12 Months Ended						1 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended	3 Months Ended
	Aug. 06, 2013	Jun. 21, 2013	Feb. 28, 2011	Jun. 30, 2009	Feb. 28, 2009	Dec. 31, 2008	Sep. 29, 2008	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 30, 2008	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	May 07, 2013	Feb. 22, 2013	Jun. 30, 2010	Dec. 31, 2012 2010 Stock Incentive Plan [Member]	Dec. 31, 2012 Compensation Expense Over Remaining Vesting Period [Member]	Dec. 31, 2012 Units Vesting in June 2012 [Member]	Dec. 31, 2012 Units Vesting in March 2014 [Member]	Dec. 31, 2012 Units Vesting In June 2015 [Member]	Dec. 31, 2012 Stock Award Plans [Member]	Dec. 31, 2011 Stock Award Plans [Member]	Dec. 31, 2010 Stock Award Plans [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2011 Stock Units [Member]	Jun. 21, 2013 Vesting In 2014 [Member]	Jun. 30, 2013 Vesting In 2014 [Member]	Jun. 30, 2013 Vesting In 2015 And 2016 [Member]	Dec. 31, 2008 Series 2 [Member]	Feb. 28, 2009 Series 3 [Member]	May 08, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Warrants Exercised [Member]	May 08, 2012 Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jan. 31, 2011 Mandatory Convertible Preferred Stock [Member]	Sep. 30, 2008 Mandatory Convertible Preferred Stock [Member]	Dec. 31, 2011 Mandatory Convertible Preferred Stock [Member]	Jan. 02, 2011 Mandatory Convertible Preferred Stock [Member]	Dec. 31, 2012 Stock Units [Member]	Dec. 31, 2011 Stock Units [Member]	Dec. 31, 2012 2010 Stock Incentive Plan [Member]	Dec. 31, 2012 Directors Stock Plan [Member]	Dec. 31, 2012 Non-Employee Directors Stock Plan [Member]	Dec. 31, 2011 Non-Employee Directors Stock Plan [Member]	Dec. 31, 2010 Non-Employee Directors Stock Plan [Member]	Aug. 06, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]
Note 9 - Shareholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)								500,000,000	500,000,000			500,000,000		500,000,000	500,000,000	500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.25	$ 0.25			$ 0.25		$ 0.25	$ 0.25	$ 0.25		$ 0.25
Common Stock, Shares, Issued (in Shares)								342,638,214	285,209,848			342,638,214		285,209,848	285,209,848	285,289,924		342,638,214
Average Realized Silver Price	$ 16.27								$ 29.20	$ 27.05																																												$ 30	$ 30
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.0025		$ 0.01					$ 0.0025		$ 0.0225		$ 0.0050	$ 0.0350
Dividends, Common Stock	900,000		3,600,000												(17,121,000)	(5,592,000)																							1,000
Stock Repurchase Program, Authorized Amount																																						20,000,000			20,000,000
Stock Repurchased During Period, Shares (in Shares)								83,433						350,300	45,341			400,300
Accelerated Share Repurchases, Final Price Paid Per Share (in Dollars per share)														$ 5.54				$ 5.56
Stock Repurchase Program, Remaining Authorized Repurchase Amount														19,650,000				19,600,000
Sale of Stock, Price Per Share (in Dollars per share)																			$ 2.95	$ 4.90
Stock Issued During Period, Shares, New Issues (in Shares)						10,200,000		122,250		77,976																														2,100,000
Warrants Issued To Purchase Common Stock (in Shares)						8,100,000																														7,700,000	18,400,000
Common Stock And Warrants Issued (in Shares)					36,800,000
Stock Issued During Period, Value, New Issues																																								5,300,000
Proceeds from Warrant Exercises															700,000	5,786,000	53,093,000																							9,800,000
Preferred Stock, Shares Authorized (in Shares)								5,000,000	5,000,000			5,000,000		5,000,000	5,000,000	5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.25	$ 0.25			$ 0.25		$ 0.25	$ 0.25	$ 0.25		$ 0.25
Preferred Stock, Shares Outstanding (in Shares)								157,816	157,816			157,816		157,816	157,816	157,816		157,816																								157,816
Conversion of Stock, Shares Converted (in Shares)																																											2,012,500
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																																													18,900,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)																	$ 3.50
Preferred Stock, Dividends, Per Share, Cash Paid (in Dollars per share)											$ 0.875
Preferred Stock, Dividend Rate, Percentage																																												6.50%
Temporary Equity, Liquidation Preference Per Share (in Dollars per share)																	$ 100
Preferred Stock, Dividends Per Share, Declared (in Dollars per share)							$ 1.625
Dividends, Preferred Stock, Stock				3,270,000													22,891,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)									$ 50					$ 50	$ 50
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)									$ 50					$ 50	$ 50
Liquidation Preference Preferred Stock				7,900,000				7,891,000	7,891,000			7,891,000		7,891,000	7,891,000	7,891,000		7,891,000
Preferred Stock Conversion Price (in Dollars per share)																																										$ 15.55
Preferred Stock Conversion Rate (in Shares)																																										3.2154				9.3773
Conversion Of Convertible Preferred Stock To Common Stock																																											18,900,000
Share-based Compensation												1,870,000	1,495,000		3,101,000	2,073,000	3,446,000										3,100,000	2,100,000	3,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized																							3,300,000				2,000,000							2,800,000	2,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																					20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																																																	19,605,740	622,685
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares)																																																					48,825
Allocated Share-based Compensation Expense								1,900,000		1,500,000						147,000	263,000					275,000										500,000															200,000				80,000	194,000	168,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																																					33,068
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																	352,517
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value									900,000					900,000	900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value																														600,000	1,500,000
Proceeds from Stock Options Exercised																500,000	3,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)									1,037,146					1,037,146	1,037,146	561,276								202,662	180,732	145,952
Employee Benefits and Share-based Compensation															2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)															231,338																																54,870	314,826
Stock Repurchased During Period, Value								$ 100,000							$ (1,941,000)																																$ 200,000
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)								$ 1.55							$ 4.47
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		954,438													723,669																		633,960